Maturities of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Maturities of Assets and Liabilities [Abstract]
Schedule of Maturities of Assets and Liabilities

	Up to 1 month £m	1 to 3 months £m	3 to 6 months £m	6 to 9 months £m	9 to 12 months £m	1 to 2 years £m	2 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2024
Assets
Cash and balances at central banks	62,705	–	–	–	–	–	–	–	62,705
Financial assets at fair value through profit or loss	13,096	6,843	6,680	3,675	2,837	4,244	11,030	167,520	215,925
Derivative financial instruments	2,405	2,302	1,079	774	659	1,237	3,062	12,547	24,065
Loans and advances to banks	2,842	1,350	903	452	187	583	1,579	4	7,900
Loans and advances to customers	18,748	12,747	15,375	12,271	11,010	34,790	67,901	287,015	459,857
Reverse repurchase agreements	22,793	13,356	6,945	2,764	1,524	1,355	739	–	49,476
Debt securities	40	1,439	232	358	273	4,128	2,183	5,891	14,544
Financial assets at amortised cost	44,423	28,892	23,455	15,845	12,994	40,856	72,402	292,910	531,777
Financial assets at fair value through other comprehensive income	8	178	39	140	728	3,908	11,746	13,943	30,690
Other assets	3,231	1,015	157	1,030	106	295	643	35,058	41,535
Total assets	125,868	39,230	31,410	21,464	17,324	50,540	98,883	521,978	906,697
Liabilities
Deposits from banks	1,783	669	540	171	171	350	2,413	61	6,158
Customer deposits	392,403	27,489	18,009	18,650	18,327	4,153	3,456	258	482,745
Repurchase agreements at amortised cost	8,698	5,140	1,660	–	13,227	93	8,942	–	37,760
Financial liabilities at fair value through profit or loss	15,443	3,677	774	131	1,048	402	1,466	4,670	27,611
Derivative financial instruments	2,409	2,218	1,054	781	588	1,207	3,407	10,012	21,676
Debt securities in issue at amortised cost	3,222	10,190	6,074	4,265	2,089	8,190	26,525	10,279	70,834
Liabilities arising from insurance and participating investment contracts	478	436	51	102	224	1,510	7,992	111,271	122,064
Liabilities arising from non-participating investment contracts	419	646	1,058	1,211	1,165	4,362	9,807	32,560	51,228
Other liabilities	7,519	1,711	351	684	446	1,548	2,237	16,148	30,644
Subordinated liabilities	–	638	277	–	1,070	1,706	2,219	4,179	10,089
Total liabilities	432,374	52,814	29,848	25,995	38,355	23,521	68,464	189,438	860,809
Note 18: Maturities of assets and liabilities continued

	Up to 1 month £m	1 to 3 months £m	3 to 6 months £m	6 to 9 months £m	9 to 12 months £m	1 to 2 years £m	2 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2023
Assets
Cash and balances at central banks	78,110	–	–	–	–	–	–	–	78,110
Financial assets at fair value through profit or loss	13,286	8,279	6,192	1,999	1,499	3,403	9,420	159,240	203,318
Derivative financial instruments	2,747	1,380	907	693	448	1,094	2,448	12,639	22,356
Loans and advances to banks	5,768	1,213	873	413	228	579	1,686	4	10,764
Loans and advances to customers	19,148	11,274	13,310	11,555	10,326	32,667	72,029	279,436	449,745
Reverse repurchase agreements	19,475	10,242	5,002	1,969	620	754	709	–	38,771
Debt securities	427	185	7	93	297	2,588	5,742	6,016	15,355
Financial assets at amortised cost	44,818	22,914	19,192	14,030	11,471	36,588	80,166	285,456	514,635
Financial assets at fair value through other comprehensive income	276	428	221	272	617	1,663	11,587	12,528	27,592
Other assets	1,901	1,024	71	777	65	137	160	31,307	35,442
Total assets	141,138	34,025	26,583	17,771	14,100	42,885	103,781	501,170	881,453
Liabilities
Deposits from banks	2,092	1,065	201	218	184	349	2,044	–	6,153
Customer deposits	427,657	11,052	9,138	6,925	6,093	7,685	2,520	326	471,396
Repurchase agreements at amortised cost	3,222	4,057	23	2	–	21,448	8,951	–	37,703
Financial liabilities at fair value through profit or loss	8,971	4,115	4,883	479	169	658	926	4,713	24,914
Derivative financial instruments	2,821	1,381	814	660	526	1,420	2,829	9,698	20,149
Debt securities in issue at amortised cost	1,954	8,057	9,260	5,873	4,554	12,489	24,418	8,987	75,592
Liabilities arising from insurance and participating investment contracts	456	324	12	178	287	2,485	11,235	105,146	120,123
Liabilities arising from non-participating investment contracts	348	527	789	787	776	4,280	9,517	27,954	44,978
Other liabilities	5,846	1,169	372	1,532	469	639	876	11,924	22,827
Subordinated liabilities	–	–	15	47	789	1,943	3,130	4,329	10,253
Total liabilities	453,367	31,747	25,507	16,701	13,847	53,396	66,446	173,077	834,088